Transactions with Related Parties	12 Months Ended
Dec. 31, 2014
Transactions wtih Related Parties [Abstract]
Transactions with related parties

4.              Transactions with Related Parties

  Altair Travel Agency S.A. (“Altair”): The Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company's CEO and Chairman. Travel expenses for 2014, 2013, and 2012, amounted to $2,765, $2,640, and $2,957, respectively, and are included in Vessels, Advances for vessels under construction and acquisitions and other vessel costs, Vessel operating expenses and General and administrative expenses in the accompanying consolidated financial statements. At December 31, 2014 and 2013, an amount of $281 and $196, respectively, was payable to Altair and is included in Due to related parties in the accompanying consolidated balance sheets.

  Diana Containerships Inc. (“Diana Containerships”): Until February 28, 2013, DSS received from Diana Containerships management fees of $15 per month for each vessel in operation and $20 per month for each laid-up vessel, 1% commissions on the gross hire and freight earned by each vessel and $10 per month for administrative fees pursuant to management and administrative services agreements between Diana Containerships, its vessel owning companies and DSS, which were terminated on March 1, 2013. For 2014, 2013, and 2012, revenues derived from the agreements with Diana Containerships amounted to $0, $447, and $2,447, respectively, and they are separately presented as Other revenues in the accompanying consolidated statements of operations. As at December 31, 2014 and 2013, there was no amount due to or from Diana Containerships and its vessels, relating to these management agreements.

  On May 20, 2013, the Company's Independent Committee of the Board of Directors and the Board of Directors approved to provide to Eluk Shipping Company Inc., a subsidiary of Diana Containerships, an unsecured loan of up to $50,000 to be used for general corporate purposes and working capital, which was drawn on August 20, 2013. The loan matures on the fourth anniversary of the draw down date, or on August 20, 2017, bears interest at LIBOR plus a margin of 5% per annum. The loan also bears a back-end fee equal to 1.25% per annum on the outstanding amount, receivable on the repayment date of such amount. The unsecured loan is guaranteed by Diana Containerships, and Diana Containerships and its subsidiaries may not incur additional indebtedness during the term of the loan without the prior consent of the Company.

  As at December 31, 2014, there was an amount of $57 of interest and $50,866 of loan and fees due from Diana Containerships, separately presented in Due from related parties, current and non-current, respectively, in the related accompanying consolidated balance sheet. As at December 31, 2013, similarly, there was an amount of $86 of interest and $50,233 of loan and fees due from Diana Containerships.

  For 2014 and for the period from August 20, 2013 (drawdown date) to December 31, 2013, income from interest and fees amounted to $3,246, and $1,196, respectively, and is included in Interest and other income in the accompanying consolidated statements of operations.

  Diana Enterprises Inc. (“Diana Enterprises”): Diana Enterprises is a company controlled by the Company's CEO and Chairman. On March 4, 2014 DSS entered into an agreement with Diana Enterprises to provide brokerage services to DSI for a monthly fee of $104, payable quarterly in advance, effective from January 1, 2014 and until March 31, 2015, which however was terminated on June 30, 2014, as on April 9, 2014, an agreement between Diana Shipping Inc and Diana Enterprises, was signed to replace the previous one, with all other terms being the same, and which became effective on July 1, 2014. Previously, an agreement dated March 15, 2013 was in effect, with a monthly fee of $208, payable quarterly in advance from March 1, 2013 (effective date) until its termination on January 1, 2014. Prior to that, there was an agreement in effect since February 22, 2012, having an annual fee of $2,834. For 2014, 2013, and 2012, brokerage fees amounted to $1,250, $2,481, and $2,384 respectively, and are included in General and administrative expenses in the accompanying consolidated statements of operations. At December 31, 2014 and 2013, there was an amount of $0 and $25, respectively, due to Diana Enterprises included in Due to related parties, in the accompanying balance sheets. Until March 1, 2013, DSS had an agreement with Diana Enterprises to provide brokerage services to Diana Containerships, which was terminated when DSS ceased from being the management company of the Diana Containerships' group.